                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-08448

                        Pioneer Emerging Markets Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  November 30

Date of reporting period:  August 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Emerging Markets Fund

 Schedule of Investments 8/31/17 (unaudited)

 Shares

 Effective Interest Rate (d)

 Reference Index +

 Spread (e)

 Value

 UNAFFILIATED INVESTMENTS - 100.2%

 PREFERRED STOCKS - 12.8%

 Energy - 4.5%

 Integrated Oil & Gas - 4.5%

 1,232,015

 Petroleo Brasileiro SA

 $

 5,340,851

 Total Energy

 $

 5,340,851

 Banks - 4.7%

 Diversified Banks - 4.7%

 438,232

 Itau Unibanco Holding SA

 $

 5,615,772

 Total Banks

 $

 5,615,772

 Technology Hardware & Equipment - 3.6%

 Technology Hardware, Storage & Peripherals - 3.6%

 2,538

 Samsung Electronics Co, Ltd.

 $

 4,278,618

 Total Technology Hardware & Equipment

 $

 4,278,618

 TOTAL PREFERRED STOCKS

 (Cost $13,106,415)

 $

 15,235,241

 COMMON STOCKS - 87.4%

 Energy - 8.2%

 Oil & Gas Equipment & Services - 4.1%

 1,064,031

 TMK PJSC (G.D.R.)

 $

 4,895,042

 Oil & Gas Refining & Marketing - 4.1%

 192,823

 Reliance Industries, Ltd.

 $

 4,816,506

 Total Energy

 $

 9,711,548

 Materials - 6.8%

 Diversified Chemicals - 4.1%

 159,192

 Sasol, Ltd.

 $

 4,801,140

 Construction Materials - 2.7%

 22,308,000

 West China Cement, Ltd.

 $

 3,226,486

 Total Materials

 $

 8,027,626

 Capital Goods - 3.7%

 Construction & Engineering - 3.7%

 499,656

 Astaldi S.p.A.

 $

 3,205,831

 1,734,000

 Beijing Urban Construction Design & Development Group Co, Ltd.

 1,149,576

 $

 4,355,407

 Total Capital Goods

 $

 4,355,407

 Automobiles & Components - 3.9%

 Auto Parts & Equipment - 3.9%

 861,471

 Tupy SA

 $

 4,590,864

 Total Automobiles & Components

 $

 4,590,864

 Consumer Durables & Apparel - 3.0%

 Leisure Products - 3.0%

 6,759,000

 Goodbaby International Holdings, Ltd.

 $

 3,609,205

 Total Consumer Durables & Apparel

 $

 3,609,205

 Consumer Services - 0.0% †

 Casinos & Gaming - 0.0% †

 393

 NagaCorp, Ltd.

 $

 232

 Total Consumer Services

 $

 232

 Media - 5.1%

 Cable & Satellite - 5.1%

 27,149

 Naspers, Ltd.

 $

 6,117,321

 Total Media

 $

 6,117,321

 Food, Beverage & Tobacco - 9.0%

 Brewers - 4.0%

 759,091

 Ambev SA

 $

 4,787,788

 Packaged Foods & Meats - 1.0%

 527,889

 Marfrig Global Foods SA *

 $

 1,195,347

 Tobacco - 4.0%

 1,078,315

 ITC, Ltd.

 $

 4,760,548

 Total Food, Beverage & Tobacco

 $

 10,743,683

 Banks - 19.6%

 Diversified Banks - 19.6%

 8,523,258

 Access Bank Plc

 $

 269,449

 2,909,000

 China Construction Bank Corp.

 2,551,867

 2,996,522

 Eurobank Ergasias SA

 3,233,824

 196

 HDFC Bank, Ltd.

 5,447

 52,933

 HDFC Bank, Ltd. (A.D.R.)

 5,157,262

 415

 Mega Financial Holding Co., Ltd.

 335

 2,894,283

 National Bank of Greece SA

 1,175,695

 3,003,899

 Philippine National Bank *

 3,553,725

 39,085

 Shinhan Financial Group Co., Ltd.

 1,807,795

 186,019,664

 United Bank for Africa Plc

 5,543,914

 $

 23,299,313

 Total Banks

 $

 23,299,313

 Diversified Financials - 0.0% †

 Consumer Finance - 0.0% †

 2,753

 Credito Real SAB de CV SOFOM ER

 $

 5,149

 Total Diversified Financials

 $

 5,149

 Software & Services - 14.1%

 Internet Software & Services - 12.1%

 20,449

 Alibaba Group Holding, Ltd. (A.D.R.)

 $

 3,511,911

 107,400

 Tencent Holdings, Ltd.

 4,563,612

 62,868

 Weibo Corp. (A.D.R.)

 6,355,954

 $

 14,431,477

 IT Consulting & Other Services - 2.0%

 35,210,000

 China ITS Holdings Co., Ltd.

 $

 2,385,621

 Total Software & Services

 $

 16,817,098

 Technology Hardware & Equipment - 3.6%

 Electronic Manufacturing Services - 3.6%

 1,096,886

 Hon Hai Precision Industry Co., Ltd.

 $

 4,307,723

 Total Technology Hardware & Equipment

 $

 4,307,723

 Semiconductors & Semiconductor Equipment - 8.8%

 Semiconductor Equipment - 3.7%

 164,471

 Wonik IPS Co., Ltd.

 $

 4,441,543

 Semiconductors - 5.1%

 29,257

 SOITEC

 $

 1,644,980

 615,000

 Taiwan Semiconductor Manufacturing Co., Ltd.

 4,435,501

 $

 6,080,481

 Total Semiconductors & Semiconductor Equipment

 $

 10,522,024

 Real Estate - 1.6%

 Real Estate Services - 1.6%

 9,132,333

 China Overseas Property Holdings, Ltd.

 $

 1,938,547

 Total Real Estate

 $

 1,938,547

 TOTAL COMMON STOCKS

 (Cost $88,038,147)

 $

 104,045,740

 Principal Amount ($) (f)

 CORPORATE BONDS - 0.0% †

 Pharmaceuticals, Biotechnology & Life Sciences - 0.0% †

 Pharmaceuticals - 0.0% †

 BRL

 562,000

 Hypermarcas SA,, 11.3%, 10/15/18 (c)

 $

 36,327

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 36,327

 TOTAL CORPORATE BONDS

 (Cost $164,597)

 $

 36,327

 Shares

 RIGHTS / WARRANTS - 0.0% †

 Food, Beverage & Tobacco - 0.0% †

 Packaged Foods & Meats - 0.0% †

 39,707

 Flour Mills of Nigeria Plc, 12/31/49 (c)

 $

 -

 Total Food, Beverage & Tobacco

 $

 -

 TOTAL RIGHTS / WARRANTS

 (Cost $-)

 $

 -

 TOTAL INVESTMENT IN UNAFFILIATED SECURITIES - 100.2%

 (Cost $101,309,159) (b)

 $

 119,317,308

 OTHER ASSETS & LIABILITIES - (0.2)%

 $

 (208,492)

 TOTAL NET ASSETS - 100.0%

 $

 119,108,816

 †

 Amount rounds to less than 0.1%.

 *

 Non-income producing security.

 (A.D.R.)

 American Depositary Receipts.

 (G.D.R.)

 Global Depositary Receipts.

 (b)

 Distributions of investments by country of domicile (excluding temporary cash investments) as a percentage of total investment in securities, is as follows:

 China

 22.9

  %

 Brazil

 18.1

 India

 12.4

 South Africa

 9.1

 South Korea

 8.8

 Taiwan

 7.3

 Nigeria

 4.9

 Russia

 4.1

 Greece

 3.7

 Philippines

 3.0

 Italy

 2.7

 Hong Kong

 1.6

 France

 1.4

 100.0

  %

 (c)

 Security is valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers).  See Notes to Financial Statements — Note 1A.

 (d)

 Debt obligation with a variable or floating interest rate. Rate shown is rate at period end.

 (e)

 Floating rate note.  Reference index and spread shown at period end.

 (f)

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 BRL             Brazilian Real

 INDEX FUTURES CONTRACTS

 Settlement

 Contracts

 Month/

 Unrealized

 Long

 Description

 Year

 Notional Amount

 Market Value

 Appreciation

 38

 KOSPI2 Index Future

 9/17

                                          2,602,160

  $                  2,605,544

  $                        3,384

 TOTAL FUTURES CONTRACTS        Cost $2,602,160

  $                      3,384

 FORWAD CURRENCY CONTRACTS

 as follows:

 Currency

 In

 Counterparty

 Settlement

 Unrealized

 Sold

 Deliver

 Purchased

 Exchange for

 Date

 Appreciation

 USD

 (614,498)

 MXN

                       11,192,288

 Goldman Sachs International

 $8,696

 USD

 (3,218,391)

 INR

                     210,000,000

 Goldman Sachs International

 49,269

 USD

 (1,392,031)

 KRW

                   1,600,000,000

 Barclays Bank Plc

 33,296

 USD

 (3,735,868)

 TWD

 114,000,000

 Goldman Sachs International

 55,622

 USD

 (3,476,841)

 ZAR

 48,018,757

 Deutsche Bank AG

 185,867

 NGN

 (700,000,000)

 USD

 2,046,784

 Goldman Sachs International

                        (48,569)

 NGN

 (700,000,000)

 USD

 2,046,784

 Morgan Stanley Capital Service

                        (48,569)

 TOTAL FORWAD CURRENCY CONTRACTS Cost $8,344,060

  $                  235,612

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (Including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

 Level 3 – significant unobservable inputs (Including the Fund's own assumptions in determining fair value of investments).

 The following is a summary of the inputs used as of August 31, 2017, in valuing the Fund’s investments:

 Level 1

  Level 2

 Level 3

 Total

 Preferred Stocks

   Energy

     Integrated Oil & Gas

  $            5,340,851

  $                                  -

  $                                                 -

  $                  5,340,851

   Banks

     Diversified Banks

                5,615,772

                                     -

                                                       -

                      5,615,772

   Technology Hardware & Equipment

     Technology Hardware, Storage & Peripherals

                             -

                         4,278,618

                 -

                                                       -

                      4,278,618

 Common Stocks*

   Automobiles & Components

     Auto Parts & Equipment

                4,590,864

                                     -

                                                       -

                      4,590,864

   Food, Beverage & Tobacco

     Brewers

                4,787,788

                                     -

                                                       -

                      4,787,788

   Food, Beverage & Tobacco

     Packaged Foods & Meats

                1,195,347

                                     -

                                                       -

                      1,195,347

   Banks

     Diversified Banks

                5,157,262

                                     -

                                                       -

                      5,157,262

   Diversified Financials

     Consumer Finance

                      5,149

                                     -

                                                       -

                            5,149

   Software & Services

     Internet Software & Services

                9,867,865

                                     -

                                                       -

                      9,867,865

   All Other Common Stocks

                             -

                       78,441,465

                                                       -

                    78,441,465

 Corporate Bond

                             -

                                     -

                                              36,327

                          36,327

 Right/Warrant

                             -

                                     -

  **

                                                       -

                                  -

 Total

  $        36,560,898

  $                 82,720,083

  $                                         36,327

  $            119,317,308

 Other Financial Instruments

 Net unrealized appreciation on forward foreign currency contracts

  $                         -

  $                        235,612

  $                                                   -

  $                     235,612

 Unrealized appreciation on Futures Contracts

                      3,384

                                     -

                                                       -

                            3,384

 Total

  $                 3,384

  $                      235,612

  $                                                   -

  $                   238,996

 *

 Level 2 securities are valued using inputs/data furnished by independent pricing services using fair value factors.

 **

 Security is value at $0.

 Following is a reconciliation of assets using significant unobservable inputs (Level 3):

 Corporate

  Rights/

 Bonds

  Warrants

 Totals

 Balance as of 11/30/16

  $                 43,347

                                   -

 ***

  $                                           43,347

 Realized gain (loss)1

                           -

                                   -

                                                     -

 Change in unrealized appreciation (depreciation)2

                      7,724

                                   -

                                                7,724

 Purchases

                           -

                                   -

                                                     -

 Sales

                   (14,744)

                                   -

                                             (14,744)

 Changes between Level 3**

                           -

                                   -

                                                     -

 Balance as of 8/31/17

  $               36,327

                                   -

 ***

  $                                         36,327

 1

 Realized gain (loss) on these securities is included in the net realized gain (loss) on investments in the Statement of Operations.

 2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

 **

 Transfers are calculated on the beginning of period values. During the period ended August 31, 2017, there were no transfers between Levels 1, 2 and 3.

 ***

 Security is valued at $0.

 Net change in unrealized depreciation of Level 3 investments still held and considered Level 3 as of 8/31/17

  $                  7,724

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Emerging Markets Fund By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date October 27, 2017 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date October 27, 2017 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date October 27, 2017 * Print the name and title of each signing officer under his or her signature.